Summary Of Material Accounting Policies - Summary Of Property, Plant And Equipment Is Depreciated Using The Straight-line Method (Detail)	12 Months Ended
Dec. 31, 2025
Buildings [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Buildings [member] | Top of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Space segment [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Space segment [member] | Top of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	18 years
Ground Segment Assets [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Ground Segment Assets [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Other Fixtures Fittings Tools And Equipment [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Other Fixtures Fittings Tools And Equipment [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Right-of-use assets [member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Right-of-use assets [member] | Top of range [member]
Disclosure Of Property Plant And Equipment Useful Life [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years